Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	7.8775
Maximum Aggregate Offering Price	$ 39,387,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,439.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. Represents additional shares of common stock reserved for issuance under the Registrant's 2020 Incentive Plan (the "2020 Plan") as a result of the shareholders of the Registrant approving an amendment to the 2020 Plan to increase the shares of common stock available for issuance under the 2020 Plan at the Registrant's 2026 Annual Meeting of Shareholders on June 4, 2026. Estimated under Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the common stock as quoted by The Nasdaq Stock Market on August 11, 2026, which date is within five business days prior to the filing of the Registration Statement.